PRUDENTIAL PREMIER® ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated May 1, 2015
To Prospectuses dated April 27, 2015 and April 30, 2015

This Supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This Supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this Supplement to amend the table entitled “Underlying Mutual Fund Portfolio Annual Expenses” in the section of your Annuity Prospectus entitled “Summary of Contract Fees and Charges.”  The changes are as follows:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
	For the year ended December 31, 2014
FUNDS							Total
					Broker Fees	Acquired	Annual		Net Annual
			Distribution	Dividend	and Expenses	Portfolio	Portfolio	Fee Waiver	Fund
	Management	Other	(12b-1)	Expense on	on Short	Fees &	Operating	or Expense	Operating
	Fees	Expenses	Fees	Short Sales	Sales	Expenses	Expenses	Reimbursement	Expenses
ProFund VP Consumer Goods Portfolio*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Consumer Services*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Financials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Health Care*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Industrials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Real Estate*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Value~	0.75%	0.68%	0.25%	0.00%	0.00%	0.02%	1.70%	0.00%	1.70%
ProFund VP Telecommunications~	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Utilities~	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%

*See notes immediately below for important information about these funds.

ADVSUP1

*ProFund VP Consumer Goods Portfolio – The recoupment expense of 0.02% is reflected in "Other" expenses.

*ProFund VP Consumer Services – The recoupment expense of 0.01% is reflected in "Other" expenses.

*ProFund VP Financials – The recoupment expense of 0.02% is reflected in "Other" expenses.

*ProFund VP Health Care – The recoupment expense of 0.04% is reflected in "Other" expenses.

*ProFund VP Industrials – The recoupment expense of 0.02% is reflected in "Other" expenses.

*ProFund VP Large-Cap Growth – The recoupment expense of 0.02% is reflected in "Other" expenses.

*ProFund VP Large-Cap Value – The recoupment expense of 0.04% is reflected in "Other" expenses.

*ProFund VP Mid-Cap Growth – The recoupment expense of 0.01% is reflected in "Other" expenses.

*ProFund VP Mid-Cap Value – The recoupment expense of 0.02% is reflected in "Other" expenses.

*ProFund VP Real Estate – The recoupment expense of 0.01% is reflected in "Other" expenses.

*ProFund VP Small-Cap Growth – The recoupment expense of 0.03% is reflected in "Other" expenses.

~PROFUND VP FUNDS – ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ADVSUP1